Merck GHI Financing (Details Textual) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 14, 2015	Jul. 31, 2016	Jul. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Common Stock And Note Purchase Agreement [Line Items]
Proceeds from issuance of common stock, net of issuance costs				$ 2,122,861	$ 0	$ 4,405,973	$ 17,366,620
Adjustments to additional paid in capital, stock issued, issuance costs							$ 58,566
Merck Ghi Financing Agreement [Member]
Common Stock And Note Purchase Agreement [Line Items]
Stock issued during period, shares, new issues	1,136,364	1,136,364	1,136,364
Shares issued, price per share	$ 4.40	$ 4.40
Proceeds from issuance of common stock, net of issuance costs	$ 5,000,000	$ 50	$ 5,000,000
Debt instrument, interest rate, stated percentage	8.00%	8.00%
Debt instrument, face amount	$ 1,000,000	$ 10
Fees related to common stock and debt transaction	50,000	50,000
Deferred debt issuance costs	8,000	8,000
Adjustments to additional paid in capital, stock issued, issuance costs	$ 42,000	$ 42,000